Summary of Significant Accounting Policies (Summary of Estimated Useful Life of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2014
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Telecommunications equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Lesser of original lease term or estimated useful life